Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 1,447,166	$ 1,220,471
Short-term bank deposits	3,058,691
Sundry debtors	95,058	11,020
VAT and other taxes receivable	843,926	731,186
Advanced payments	70,925	72,998
Inventories	3,038,373	2,357,485
Total current assets	8,554,139	4,393,160
NON-CURRENT ASSETS:
Guarantee deposits	72,652	33,174
VAT receivable	174,936
Property, furniture, equipment, and lease-hold improvements - Net (Note 10)	6,455,625	4,606,300
Right-of-use assets - Net	7,028,346	5,520,596
Intangible assets - Net	6,790	6,771
Deferred income tax	484,325	403,801
Total non-current assets	14,222,674	10,570,642
Total assets	22,776,813	14,963,802
CURRENT LIABILITIES:
Suppliers	8,835,875	7,126,089
Accounts payable and accrued expenses	341,828	322,959
Income tax payable	74,642	2,326
Bonus payable to related parties	58,702	78,430
Short-term debt	926,765	744,137
Lease liabilities	750,127	537,515
Employees' statutory profit sharing payable	199,477	140,485
Total current liabilities	11,187,416	8,951,941
NON-CURRENT LIABILITIES:
Debt with related parties		4,340,452
Long-term debt	106,693	577,318
Lease liabilities	7,415,363	5,706,707
Employee benefits	32,559	22,232
Total non-current liabilities	7,554,615	10,646,709
Total liabilities	18,742,031	19,598,650
STOCKHOLDERS' EQUITY:
Capital Stock	8,283,347	471,282
Reserve for share-based payments	1,374,844	851,701
Cumulative losses	(5,623,409)	(5,957,831)
Total stockholders' equity	4,034,782	(4,634,848)
Total liabilities and stockholders' equity	$ 22,776,813	$ 14,963,802